Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Statement of Cash Flows and Supplemental Disclosure of Non-Cash Investing and Financing Information

	For the Year Ended December 31,
	2011	2010	2009
Mortgages and liabilities assumed from acquisitions	$137.8	$—	$—
Consolidation of the net assets (excluding mortgages as disclosed below) of previously unconsolidated joint ventures	87.8	—	136.6
Mortgages assumed of previously unconsolidated joint ventures	50.1	—	82.8
Deconsolidation of net assets from the adoption of ASC 810	—	20.2	—
Reduction of non-controlling interests from the adoption of ASC 810	—	12.4	—
Deconsolidation of net assets	5.0	15.2	—
Reduction of non-controlling interests due to deconsolidation of Mervyns Joint Venture	—	3.9	—
Foreclosure of note receivable and transfer of collateral	—	19.0	—
Equity derivative liability — affiliate	74.3	—
Dividends declared, not paid	29.1	12.1	11.0
Dividends paid in common shares	—	—	50.8
Redemption of interest in a joint venture	—	—	(27.9)

Fee and Other Income

Fee and other income from continuing operations was composed of the following (in thousands):

	For the Year Ended December 31,
	2011	2010	2009
Management, development, financing and other fee income	$47,539	$54,592	$58,734
Ancillary and other property income	28,704	20,343	20,015
Lease termination fees	5,897	7,482	3,983
Other miscellaneous	609	2,123	2,161

Total fee and other income	$82,749	$84,540	$84,893